Financial assets, Additions (Details) $ in Thousands		12 Months Ended
	Feb. 24, 2024 € / shares shares	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 AUD ($)
Financial assets [Abstract]
Financial assets at fair value through loss | $		$ (4,986)	$ (895)	$ 0
Level 1 [Member]
Financial assets [Abstract]
Financial assets at fair value through loss | $		$ (4,986)	$ (895)	$ 0
Atonco SAS [Member]
Financial assets [Abstract]
Number of ordinary shares subscribed (in shares) | shares	194,805
Share purchase price (in euros per share) | € / shares	€ 6.16
Number of shares converted for trade receivables (in shares) | shares	69,679
Percentage of ownership	9.34%
Percentage of voting rights	9.34%